Equity (Tables)	12 Months Ended
Jun. 30, 2012
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The balance of accumulated other comprehensive (loss) in shareholders' equity is comprised of the following:

	2012	2011
Foreign currency translation	$(51,125)	$316,010
Retirement benefit plans	(1,364,138)	(766,159)
Other	(637)	(841)

Schedule of Treasury Stock by Class	The number of common shares repurchased at the average purchase price follows:

	2012	2011	2010
Shares repurchased	6,395,866	8,008,926	441,118
Average price per share	$71.20	$86.54	$56.67